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Virtus Opportunities Trust

Supplement dated October 29, 2018 to the Statutory Prospectus dated January 29, 2018, as supplemented

Important Notice to Investors

Effective January 1, 2019, certain disclosure regarding Class C Shares will be revised as described below.

In the section “Sales Charges” under the heading “What arrangement is best for you?” beginning on page 205 of the Statutory Prospectus, the paragraph describing Class C Shares will be replaced with the following:

Class C Shares (not offered by Virtus Newfleet CA Tax-Exempt Bond Fund). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. You will not pay any sales charges on Class C Shares of the Virtus Newfleet Multi-Sector Short-Term Bond Fund when you sell them. If you sell your Class C Shares of the other funds within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares below.) Class C Shares for the funds have higher distribution and services fees (0.50% for Virtus Newfleet Multi-Sector Short-Term Bond Fund and 1.00% for the other funds) and pay lower dividends than Class A Shares. Effective January 1, 2019, with certain exceptions, Class C Shares will convert to Class A Shares after ten years, thus reducing future annual expenses.

Class C1 Shares (Virtus Newfleet Multi-Sector Short-Term Bond Fund only). If you purchase Class C1 Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C1 Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares below.) Class C1 Shares for the funds have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. Effective January 1, 2019, with certain exceptions, Class C1 Shares will convert to Class A Shares after ten years, thus reducing future annual expenses.

In the section “Sales Charges” under the heading “Deferred Sales Charge Alternative – Class C Shares and Class C1 Shares” on page 208 of the Statutory Prospectus, the current disclosure will be replaced with the following:

Class C Shares and Class C1 Shares are purchased without an initial sales charge; however, shares sold within one year of purchase are subject to a CDSC of 1.00%. (With the exception of Class C Shares of the Virtus Newfleet Multi-Sector Short-Term Bond Fund). The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. For Class C Shares and Class C1 Shares, the date of purchase will be used to calculate the number of shares owned and time period held.

Effective January 1, 2019, with certain exceptions, Class C Shares and Class C1 Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after 10 years. However, for investors invested in Class C Shares and Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares and Class C1 Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares and Class C1 Shares may be exchangeable in advance of the 10 year anniversary. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares and Class C1 Shares that have been held directly with the fund, and not through a financial intermediary, for fewer than 10 years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if (i) the Class C Shares or Class C1 Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares or Class C1 Shares.

All conversions and exchanges from Class C Shares and Class C1 Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C Shares and Class C1 Shares to Class A Shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares or Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus, conversions and exchanges from Class C Shares and Class C1 Shares to Class A Shares of the same fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Investors should retain this supplement with the Statutory Prospectus for future reference.

VOT 8020 ClassC&C1AutoConv (10/2018)

Virtus Opportunities Trust

Supplement dated October 29, 2018 to the Statement of Additional Information (“SAI”)

dated January 29, 2018, as supplemented

Important Notice to Investors

Effective January 1, 2019, certain disclosure describing Class C Shares will be revised as described below.

In the section “Purchase, Redemption and Pricing of Shares” under the heading “Alternative Purchase Arrangements” on page 112 of the SAI, the last sentence of the second paragraph describing Class C Shares will be removed and the following disclosure added:

Effective January 1, 2019, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after 10 years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the 10 year anniversary. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the Fund, and not through a financial intermediary, for fewer than 10 years may be exchanged at the Fund’s or Transfer Agent’s discretion for Class A Shares if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

All conversions and exchanges from Class C Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this SAI, conversions and exchanges from Class C Shares to Class A Shares of the same Fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Also under this heading, the last two sentences of the paragraph describing Class C1 Shares will be removed and the following disclosure added:

Effective January 1, 2019, with certain exceptions, Class C1 Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after 10 years. However, for investors invested in Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C1 Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C1 Shares may be exchangeable in advance of the 10 year anniversary. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C1 Shares that have been held directly with the Fund, and not through a financial intermediary, for fewer than 10 years may be exchanged at the Fund’s or Transfer Agent’s discretion for Class A Shares if (i) the Class C1 Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C1 Shares.

All conversions and exchanges from Class C1 Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C1 shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this SAI, conversions and exchanges from Class C1 Shares to Class A Shares of the same Fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Class C1 Shares can be exchanged for Class C Shares of any Virtus Mutual Fund.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI ClassC&C1AutoConv (10/2018)